Loans and Allowance for Loan Losses (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of the allowance for loan losses
Balance at beginning of period				$ 8,604				$ 9,099	$ 8,604	$ 9,099	$ 13,719
Additions:
Provision for loan losses	$ 450	$ 300	$ 425	250	$ 0	$ 0	$ 250	0	1,425	250	0
Deductions:
Loans charged off									1,290	2,190	5,828
Less recoveries on loans									(1,147)	(1,445)	(1,208)
Net loans charged off									143	745	4,620
Balance at end of period	9,886				8,604				9,886	8,604	9,099
Commercial, financial, and agricultural
Summary of the allowance for loan losses
Balance at beginning of period				2,153				1,779	2,153	1,779	2,374
Additions:
Provision for loan losses									690	833	371
Deductions:
Loans charged off									389	1,131	1,285
Less recoveries on loans									(299)	(672)	(319)
Net loans charged off									90	459	966
Balance at end of period	2,753				2,153				2,753	2,153	1,779
Residential real estate | Construction
Summary of the allowance for loan losses
Balance at beginning of period				59				171	59	171	931
Additions:
Provision for loan losses									49	(434)	(592)
Deductions:
Loans charged off									0	0	349
Less recoveries on loans									0	(322)	(181)
Net loans charged off									0	(322)	168
Balance at end of period	108				59				108	59	171
Residential real estate | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				2,439				2,527	2,439	2,527	2,959
Additions:
Provision for loan losses									381	153	(226)
Deductions:
Loans charged off									495	379	408
Less recoveries on loans									(60)	(138)	(202)
Net loans charged off									435	241	206
Balance at end of period	2,385				2,439				2,385	2,439	2,527
Real estate construction - commercial | Construction
Summary of the allowance for loan losses
Balance at beginning of period				644				466	644	466	631
Additions:
Provision for loan losses									(732)	193	326
Deductions:
Loans charged off									1	15	491
Less recoveries on loans									(502)	0	0
Net loans charged off									(501)	15	491
Balance at end of period	413				644				413	644	466
Real estate construction - commercial | Mortgages
Summary of the allowance for loan losses
Balance at beginning of period				2,935				3,846	2,935	3,846	6,523
Additions:
Provision for loan losses									865	(713)	(107)
Deductions:
Loans charged off									147	363	2,890
Less recoveries on loans									(140)	(165)	(320)
Net loans charged off									7	198	2,570
Balance at end of period	3,793				2,935				3,793	2,935	3,846
Installment and other consumer
Summary of the allowance for loan losses
Balance at beginning of period				273				270	273	270	294
Additions:
Provision for loan losses									113	157	195
Deductions:
Loans charged off									258	302	405
Less recoveries on loans									(146)	(148)	(186)
Net loans charged off									112	154	219
Balance at end of period	274				273				274	273	270
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period				$ 101				$ 40	101	40	7
Additions:
Provision for loan losses									59	61	33
Deductions:
Loans charged off									0	0	0
Less recoveries on loans									0	0	0
Net loans charged off									0	0	0
Balance at end of period	$ 160				$ 101				$ 160	$ 101	$ 40